Commitments and Contingencies (Details) - Four vessels under construction $ in Thousands	Jun. 30, 2019 USD ($)
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	4
Purchase obligations
Contractual purchase obligation	$ 242,136
Payable amounts in 2019	55,224
Payable amounts in 2020	140,865
Outstanding amount of contractual purchase obligation	$ 196,089